Convertible notes, net	6 Months Ended
Sep. 30, 2016
Convertible notes, net
Convertible notes, net

5Convertible notes, net

On April 27 and October 3, 2012, the Company completed the sale of US$65,000 and US$50,000 in aggregate principal amount of 7% senior unsecured convertible notes to Brilliant China Healthcare Investment Limited (formerly known as KKR China Healthcare Investment Limited) (“BCHIL”) (the “KKR Notes”) and Golden Meditech (the “GM Notes,” and collectively the “Notes”), respectively.

In November 2014, Golden Meditech completed the sale of the GM Notes of US$50,000 in aggregate principal amount to Cordlife Group Limited (“CGL”) and Magnum Opus International Holdings Limited (“Magnum”), a private vehicle that is controlled by the Company’s chairman, for a total consideration of US$88,090. As a result, CGL and Magnum became the holders of the GM Notes and each of them holds US$25,000 of the GM Notes. All terms and conditions of the GM Notes remain the same after the transfer from Golden Meditech to CGL and Magnum, except for the change of holder name on the convertible notes and the denomination of the fair value of the convertible notes from US$50,000 to US$25,000.

In May 2015, Golden Meditech entered into a purchase agreement with CGL and Magnum to acquire the GM Notes at a consideration of US$61,677 and US$61,896 respectively. The acquisitions of the GM Notes from CGL and Magnum were completed in November and December 2015 respectively and the convertible notes were subsequently transferred to GMSC, a wholly owned subsidiary of Golden Meditech.

In August 2015, Magnum Opus 2 International Holdings Limited (“MO2”), an entity wholly owned by the Company’s chairman, acquired from BCHIL the KKR Notes through the acquisition of all the issued and outstanding shares of Excellent China Healthcare Investment Limited (“ECHIL”), which is the holder of the KKR Notes and a wholly owned subsidiary of BCHIL.

In January 2016, Golden Meditech acquired from ECHIL the convertible notes and subsequently transferred the convertible notes to its wholly owned subsidiary, GMSC.

The carrying amounts of the Notes, net are summarized in the following table:

	March 31,	September 30,
	2016	2016	2016
	RMB	RMB	US$

Principal amount of the KKR Notes	421,672	436,071	65,393
Principal amount of the GM Notes	324,363	335,439	50,302
Cumulative interest payable	164,624	199,003	29,842
Less: Unamortized debt issuance costs	(4,437)	(2,626)	(394)

Total convertible notes, net	906,222	967,887	145,143

Representing:
Current portion	—	553,395	82,986
Non-current portion	906,222	414,492	62,157

Total convertible notes, net	906,222	967,887	145,143

The Company accrued interest on the Notes based on the guaranteed 12% internal rate of return per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the unaudited condensed consolidated balance sheets. Debt issuance costs in connection with the issuance of convertible notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest relating to the Notes was recognized as follows:

	Three months ended September 30,			Six months ended September 30,
	2015	2016	2016	2015	2016	2016
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	14,481	16,343	2,451	28,217	31,905	4,784
GM Notes interest incurred	10,540	11,846	1,776	20,696	23,320	3,497
Amortization of debt issuance costs	927	986	148	1,821	1,941	291

Total interest expense	25,948	29,175	4,375	50,734	57,166	8,572